SCHEDULE OF BUSINESS COMBINATION, PRO FORMA INFORMATION (Details) - JAK Solar Loans 1 Limited [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Revenue	$ 13,145,921	$ 13,835,787
Net loss	$ (7,863,387)	$ (5,567,831)
Net loss per share, basic	$ (13.88)	$ (6.10)
Net loss per share, diluted	$ (13.88)	$ (6.10)